Average Annual Total Returns - Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 1 Year	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 5 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 10 Years
Total	27.65%	11.99%	13.93%	21.22%	9.50%	12.44%	20.77%	9.26%	11.52%	27.69%	12.07%	14.00%	36.39%	14.62%	15.21%	33.56%	13.22%	13.67%